Quarterly Holdings Report
for

Fidelity Simplicity RMD 2025 Fund℠

April 30, 2020

R98-QTLY-0620
1.9895844.100

Schedule of Investments April 30, 2020 (Unaudited)

Showing Percentage of Net Assets

Domestic Equity Funds - 29.3%
	Shares	Value
Fidelity Series All-Sector Equity Fund (a)	4,701	$41,932
Fidelity Series Blue Chip Growth Fund (a)	5,008	75,772
Fidelity Series Commodity Strategy Fund (a)	31,516	113,143
Fidelity Series Growth Company Fund (a)	8,296	154,884
Fidelity Series Intrinsic Opportunities Fund (a)	12,408	176,695
Fidelity Series Large Cap Stock Fund (a)	11,557	153,019
Fidelity Series Large Cap Value Index Fund (a)	3,969	42,426
Fidelity Series Opportunistic Insights Fund (a)	4,647	80,811
Fidelity Series Small Cap Discovery Fund (a)	2,289	19,983
Fidelity Series Small Cap Opportunities Fund (a)	5,443	61,392
Fidelity Series Stock Selector Large Cap Value Fund (a)	11,564	117,142
Fidelity Series Value Discovery Fund (a)	7,536	84,174
TOTAL DOMESTIC EQUITY FUNDS
(Cost $1,227,474)		1,121,373

International Equity Funds - 24.9%
Fidelity Series Canada Fund (a)	5,886	52,917
Fidelity Series Emerging Markets Fund (a)	4,627	35,764
Fidelity Series Emerging Markets Opportunities Fund (a)	18,113	307,745
Fidelity Series International Growth Fund (a)	11,634	181,606
Fidelity Series International Small Cap Fund (a)	3,120	46,047
Fidelity Series International Value Fund (a)	21,132	160,181
Fidelity Series Overseas Fund (a)	18,266	170,600
TOTAL INTERNATIONAL EQUITY FUNDS
(Cost $1,056,507)		954,860

Bond Funds - 35.5%
Fidelity Series Emerging Markets Debt Fund (a)	2,822	23,087
Fidelity Series Floating Rate High Income Fund (a)	663	5,513
Fidelity Series High Income Fund (a)	3,265	27,886
Fidelity Series Inflation-Protected Bond Index Fund (a)	24,291	249,223
Fidelity Series International Credit Fund (a)	199	1,973
Fidelity Series Investment Grade Bond Fund (a)	80,593	954,219
Fidelity Series Long-Term Treasury Bond Index Fund (a)	8,023	84,886
Fidelity Series Real Estate Income Fund (a)	1,740	15,851
TOTAL BOND FUNDS
(Cost $1,340,897)		1,362,638

Short-Term Funds - 10.3%
Fidelity Series Government Money Market Fund 0.30% (a)(b)	337,657	337,657
Fidelity Series Short-Term Credit Fund (a)	5,833	58,734
TOTAL SHORT-TERM FUNDS
(Cost $396,443)		396,391
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $4,021,321)		3,835,262
NET OTHER ASSETS (LIABILITIES) - 0.0%		(89)
NET ASSETS - 100%		$3,835,173

Legend

 (a) Affiliated Fund

 (b) The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	177
Total	$177

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Affiliated Underlying Funds

Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds, excluding any Money Market Central Funds, is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur.

Affiliate	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain (loss)	Change in Unrealized appreciation (depreciation)	Value, end of period
Fidelity Series All-Sector Equity Fund	$--	$57,303	$10,343	$4,294	$(651)	$(4,377)	$41,932
Fidelity Series Blue Chip Growth Fund	--	92,820	19,219	2,889	(1,052)	3,223	75,772
Fidelity Series Canada Fund	--	65,206	4,577	410	(676)	(7,036)	52,917
Fidelity Series Commodity Strategy Fund	--	174,852	30,582	882	(4,374)	(26,753)	113,143
Fidelity Series Emerging Markets Debt Fund	--	31,060	4,758	642	(174)	(3,041)	23,087
Fidelity Series Emerging Markets Fund	--	45,449	4,082	480	(535)	(5,068)	35,764
Fidelity Series Emerging Markets Opportunities Fund	--	379,648	38,203	4,809	(4,430)	(29,270)	307,745
Fidelity Series Floating Rate High Income Fund	--	6,833	744	141	(49)	(527)	5,513
Fidelity Series Government Money Market Fund 0.30%	--	415,167	77,510	1,505	--	--	337,657
Fidelity Series Growth Company Fund	--	192,641	44,726	10,437	(2,089)	9,058	154,884
Fidelity Series High Income Fund	--	34,360	3,701	794	(250)	(2,523)	27,886
Fidelity Series Inflation-Protected Bond Index Fund	--	307,143	61,985	2,266	57	4,008	249,223
Fidelity Series International Credit Fund	--	2,301	245	70	(9)	(74)	1,973
Fidelity Series International Growth Fund	--	241,756	45,342	5,108	(3,025)	(11,783)	181,606
Fidelity Series International Small Cap Fund	--	62,262	11,449	1,541	(700)	(4,066)	46,047
Fidelity Series International Value Fund	--	247,082	47,458	5,668	(6,323)	(33,120)	160,181
Fidelity Series Intrinsic Opportunities Fund	--	245,714	48,172	3,712	(3,282)	(17,565)	176,695
Fidelity Series Investment Grade Bond Fund	--	1,169,951	233,246	12,633	(586)	18,100	954,219
Fidelity Series Large Cap Stock Fund	--	209,802	38,916	2,519	(2,060)	(15,807)	153,019
Fidelity Series Large Cap Value Index Fund	--	61,286	11,033	2,083	(865)	(6,962)	42,426
Fidelity Series Long-Term Treasury Bond Index Fund	--	147,592	71,725	6,799	126	8,893	84,886
Fidelity Series Opportunistic Insights Fund	--	107,699	22,513	6,293	(1,301)	(3,074)	80,811
Fidelity Series Overseas Fund	--	203,548	19,917	247	(1,728)	(11,303)	170,600
Fidelity Series Real Estate Income Fund	--	21,476	2,321	408	(212)	(3,092)	15,851
Fidelity Series Short-Term Credit Fund	--	67,951	9,166	699	1	(52)	58,734
Fidelity Series Small Cap Discovery Fund	--	29,684	5,236	612	(602)	(3,863)	19,983
Fidelity Series Small Cap Opportunities Fund	--	86,116	14,705	1,520	(1,154)	(8,865)	61,392
Fidelity Series Stock Selector Large Cap Value Fund	--	165,057	25,853	6,154	(1,847)	(20,215)	117,142
Fidelity Series Value Discovery Fund	--	116,999	20,692	3,119	(1,229)	(10,904)	84,174
	$--	$4,988,758	$928,419	$88,734	$(39,019)	$(186,058)	$3,835,262

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Valuation techniques used to value the Fund's investments by major category are as follows:

Investments in the Underlying Funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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